Investment in associate, Continuity of Investment in Associate (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Continuity Investment in Associate [Abstract]
Company's share of loss	$ (512,011)	$ 0
Freedom Carbon Solutions [Member]
Continuity Investment in Associate [Abstract]
Beginning balance	0
Investment by the Company	1,220,000
Company's share of loss	(512,011)
Ending balance	$ 707,989	$ 0